Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Notes To The Statements Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities as at December 31, 2022 and 2021:

	January 1, 2022	Cash flows	Foreign exchange movement	Others	December 31, 2022
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	252,557	(7,405)	3,778	650	249,580
Lease liabilities (Notes 3 and 10)	21,686	(8,331)	—	29,080	42,435
Derivative financial liabilities	215	87	—	848	1,150
Accrued interests and other related costs (Note 24)	1,783	(9,013)	—	9,098	1,868
Dividends (Note 20)	1,708	(25,235)	—	25,348	1,821
	277,949	(49,897)	3,778	65,024	296,854

	January 1, 2021	Cash flows	Foreign exchange movement	Others	December 31, 2021
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	222,765	28,538	2,440	(1,186)	252,557
Lease liabilities (Notes 3 and 10)	20,025	(6,547)	—	8,208	21,686
Derivative financial liabilities	536	(25)	—	(296)	215
Accrued interests and other related costs (Note 24)	1,872	(8,922)	—	8,833	1,783
Dividends (Note 20)	1,194	(17,712)	—	18,226	1,708
	246,392	(4,668)	2,440	33,785	277,949

Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Additions to ROU assets (Note 10)	34,274	7,314
Acquisition of property and equipment on account	14,948	23,522
Capitalization to property and equipment of:
Inventories	6,517	5,989
Borrowing costs (Notes 5 and 9)	1,748	1,582
Foreign exchange differences – net (Note 9)	351	29
	57,838	38,436

Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Additions to lease liabilities (Note 10)	34,277	7,314